BUSINESS ORGANIZATION, NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1 – BUSINESS ORGANIZATION, NATURE OF OPERATIONS

Medbox, Inc. (the “Company”) was incorporated in the state of Nevada on June 16, 1977, originally as Rabatco, Inc., subsequently changing its name on May 12, 2000 to MindfulEye, Inc., and again on August 30, 2011 to Medbox, Inc. The Company, through its subsidiaries Prescription Vending Machines, Inc. (“PVM”), Medicine Dispensing Systems, Inc. (“MDS”), Medbox Rx, Inc. and Medbox Technologies, Ltd. (“MT”), is a leader in providing consulting services and patented biometrically controlled medicine storage and dispensing systems to the medical and retail industries. The Company, through its wholly owned subsidiary, Vaporfection International, Inc. (“VII”), sells a line of vaporizer and accessory products online and through distribution partners. The Company provides management oversight and compliance services for retail dispensaries and cultivation facilities through its Medbox Management Services, Inc. subsidiary. In addition, the Company procures real estate and enters into leases for retail dispensaries and cultivation centers through its real estate subsidiaries of Medbox Property Investments, Inc. and its wholly owned subsidiary, MJ Property Investments, Inc. The Company is headquartered in West Hollywood, California with offices in Arizona and Florida.

On December 31, 2011, Medbox, Inc. entered into a Stock Purchase Agreement with PVM International, Inc. (“PVMI”).  Pursuant to two separate closings held on January 1, 2012 and December 31, 2012, the Company acquired from PVMI all of the outstanding shares of common stock of (i) Prescription Vending Machines, Inc., (ii) Medicine Dispensing Systems, Inc. (our Arizona subsidiary), and (iii) Medbox, Inc. (our California subsidiary that is currently inactive) (these three listed subsidiaries are hereafter referred to as the “PVMI Named Subsidiaries”), in exchange for two million shares of the Company’s common stock and a $1 million promissory note.

The transaction between Medbox, Inc. and PVMI is deemed to be a reverse acquisition, where Medbox, Inc. (the legal acquirer) is considered the accounting acquiree and the PVMI Named Subsidiaries (the legal acquiree) are considered the accounting acquirer.  The assets and liabilities are transferred at their historical cost with the capital structure of Medbox, Inc. Medbox, Inc. is deemed a continuation of the business of PVMI Named Subsidiaries and the historical financial statements of PVMI Named Subsidiaries are the historical financial statements of Medbox, Inc.  For accounting purposes, the reverse merger is treated as a recapitalization of Medbox, Inc.

The Company’s subsidiary, Prescription Vending Machines, Inc. was incorporated in the state of California in 2008 and our subsidiary, Medicine Dispensing Systems, Inc. was incorporated in the state of Arizona in 2011.

On March 22, 2013, the Company entered into a Securities Purchase Agreement with Vapor Systems International, LLC to acquire 100% of the outstanding common stock of VII in exchange for warrants to purchase 260,854 shares (before stock dividend) of the Company’s common stock. In addition, the Company agreed to provide up to $1,600,000 in working capital to VII at the Company’s sole discretion which included $175,000 paid to the inventor of certain patents including a warrant to purchase 5,000 shares (before stock dividend) of the Company’s common stock. This transaction was closed in April 2013.

On December 9, 2013 Medbox formed Medbox Technologies Ltd (MT), a Canadian corporation to operate as a consulting sales and marketing operation in Canada. As of June 30, 2014 there was no activity for this company.

On April 9, 2014, the Company formed six new subsidiaries, as follows:

·
Medbox CBD, Inc., specializing in hemp-oil concentrates and development of pharmaceutical products derived from cannabis to produce and distribute products based upon lifting of federal prohibitions of such activities.

·	Medbox Property Investments, Inc., specializing in real property acquisitions and leases to dispensaries and cultivation centers.

MJ Property Investments, Inc. specializing in real property acquisitions and leases to retail stores and cultivation centers in the state of Washington. (This is a wholly owned subsidiary of Medbox Property Investments, Inc.)

·	Medbox Management Services, Inc., specializing in dispensary management services to State licensed dispensaries for cultivation, dispensing, and marijuana infused products (MIPS).

·	Medbox Merchant Service, Inc., specializing in banking transactions with prepaid debit cards, convenience checks, and cash depository needs for operators.

·	Medbox Armored Transport, Inc., specializing in armored car transport of cash from dispensaries to participating banks.

·
Medbox Investments, Inc., specializing in investments and strategic partnerships in other public companies in the marijuana ancillary service sector that Medbox believes are viable and have growth potential.

In order to obtain the license for one of the Company’s clients the Company registered a nonprofit corporation Allied Patient Care, Inc. in the state of Oregon.

Note 1 – Nature of Operations

Business Description

Medbox, Inc. (the “Company”) was incorporated in the state of Nevada on June 16, 1977, originally as Rabatco, Inc., subsequently changing its name on May 12, 2000 to MindfulEye, Inc., and again on August 30, 2011 to Medbox, Inc. The Company, through its subsidiaries Prescription Vending Machines, Inc. dba, Medicine Dispensing Systems, Inc. (“MDS”) and Medbox Technologies, Ltd. (“MT”), is a leader in providing consulting services and patented biometrically controlled medicine storage and dispensing systems to the medical and retail industries. In addition, through its wholly owned subsidiary, Vaporfection International, Inc. (“VII”), the Company sells a line of vaporizer and accessory products online and through distribution partners. The Company is headquartered in West Hollywood, California with offices in Arizona and Florida.

On December 31, 2011, Medbox, Inc. entered into a Stock Purchase Agreement with PVM International, Inc. (“PVMI”).  Pursuant to two separate closings held on January 1, 2012 and December 31, 2012, the Company acquired from PVMI all of the outstanding shares of common stock in (i) Prescription Vending Machines, Inc.,(PVM) (ii) Medicine Dispensing Systems, Inc. (its Arizona subsidiary), and (iii) Medbox, Inc. (its California subsidiary that is currently inactive) (these three listed subsidiaries are hereafter referred to as the “PVMI Named Subsidiaries”), in exchange for two million shares of the Company’s common stock and a $1 million promissory note.

The transaction between Medbox, Inc. and PVMI is deemed to be a reverse acquisition, where Medbox, Inc. (the legal acquirer) is considered the accounting acquiree and the PVMI Named Subsidiaries (the legal acquiree) are considered the accounting acquirer.  The assets and liabilities are transferred at their historical cost with the capital structure of Medbox, Inc. Medbox, Inc. is deemed a continuation of the business of PVMI Named Subsidiaries and the historical financial statements of PVMI Named Subsidiaries are the historical financial statements of Medbox, Inc.  For accounting purposes, the reverse merger is treated as a recapitalization of Medbox, Inc.

The Company’s MDS subsidiary was incorporated in the state of California in 2008 and its subsidiary, MDS was incorporated in the state of Arizona in 2011.

On March 22, 2013, the Company entered into a Securities Purchase Agreement with Vapor Systems International, LLC to acquire 100% of the outstanding common stock of VII in exchange for warrants to purchase 260,854 shares of the Company’s common stock. In addition, the Company agreed to provide up to $1,600,000 in working capital to VII at the Company’s sole discretion which included $175,000 paid to the inventor of certain patents including a warrant to purchase 5,000 shares of the Company’s common stock. This transaction was closed in April 2013.

On December 9, 2013 the Company formed MT, a Canadian corporation to operate as a consulting sales and marketing operation in Canada. As of December 31, 2013 there was no activity for this company.

Stock Split

On December 19, 2013, the Board of Directors of the Company approved a two-for-one stock split of the Company’s common stock, effected in the form of a stock dividend. Each shareholder of record at the close of business on December 18, 2013 received one (1) additional share for every outstanding share held on the record date. The additional shares were distributed on February 3, 2014. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been restated to reflect the effect of this two-for-one stock split for all periods presented. The Company retained the current par value of $0.01 per share for all shares of common stock. Stockholders’ equity reflects the stock split by reclassifying an amount equal to the par value of the additional shares arising from the split from Additional Paid-in Capital to Common Stock.